Summary of Significant Accounting Policies - Impact of ASC 606 on Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid and other current assets	$ 20,811	$ 17,567	$ 16,267	$ 24,331
Other assets, net	16,669	15,239	11,382	9,398
Total assets	5,180,472	5,199,806	5,194,649	5,327,064
Current portion of deferred revenue	285,212	268,095
Deferred revenue, net of current portion	26,578	25,265
Non-current deferred taxes	137,454	148,806	147,144	167,523
Total liabilities	2,574,095	2,577,439	2,578,549	2,909,938
Accumulated deficit	(402,916)	(406,061)	(412,328)	$ (805,156)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid and other current assets	(1,613)	1,300
Other assets, net	(4,916)	3,857
Total assets	(6,529)	5,157
Current portion of deferred revenue	2,221	(2,338)
Deferred revenue, net of current portion	410	(434)
Non-current deferred taxes	(1,662)	1,662
Total liabilities	969	(1,110)
Accumulated deficit	(7,498)	$ 6,267
Calculated under Revenue Guidance in Effect before Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid and other current assets	19,198		16,267
Other assets, net	11,753		11,382
Total assets	5,173,943
Current portion of deferred revenue	287,433		270,433
Deferred revenue, net of current portion	26,988		25,699
Non-current deferred taxes	135,792		147,144
Total liabilities	2,575,064
Accumulated deficit	$ (410,414)		$ (412,328)